Convertible Promissory Notes, Net (Tables)	9 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable
	June 30, 2012	Issue Date
Convertible Promissory Note – face value, due on November 4, 2012	$100,000	$100,000
Convertible Promissory Note – face value, due on January 4, 2013	115,000	115,000
Convertible Promissory Note – face value, due on February 3, 2013	85,000	85,000
Convertible Promissory Note – face value, due on March 8, 2013	35,000	35,000
Convertible Promissory Note – face value, due on May 11, 2013	25,000	25,000
Convertible Promissory Note – face value, due on June 19, 2013	25,000	25,000
Total convertible promissory note – face value	385,000	385,000
Less: beneficial conversion feature	(94,695)	(172,764)
Warrant discount	(23,407)	(44,431)
	$266,898	$167,805

Schedule of Debt Discount and Interest accrued in period
	3 Month period ended	9 Month period ended
	June 30, 2012	June 30, 2012
Amortization of debt discount	$50,227	$99,094
Interest at contractual rate	8,770	17,113
	$58,997	$116,207